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                                WM Group of Funds
                                1201 Third Avenue
                                   22nd Floor
                            Seattle, Washington 98101


March 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Mr. Kevin Rupert

Re:  WM Trust I (Filing Nos. 002-10766, 811-00123),
     WM Trust II (Filing Nos. 33-27489, 811-5775), and
     WM Strategic Asset Management Portfolios (Filing Nos. 333-01999, 811-07577) (collectively, the "Registrants")

Dear Mr. Rupert:

        I hereby certify on each Registrant's behalf, pursuant to paragraph (j) of Rule 487 under the Securities Act of 1933, that:

        1. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 27, 2001; and,

        2. The text of the amendment described in paragraph 1 above was filed electronically.

                                       Very truly yours,

                                       /s/ JOHN T. WEST
                                       ----------------------------------
                                       John T. West
                                       Vice President, Secretary and
                                       Compliance Officer